Current Assets - Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Categories of current financial assets [abstract]
Cash at bank and in hand	$ 6,642,804	$ 15,538,510
Short-term deposits	81,630,864	102,654,667
Total cash and cash equivalents	$ 88,273,668	$ 118,193,177	$ 156,126,738	$ 42,650,858